Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-41385
Entity Registrant Name	Visionary Holdings Inc.
Entity Central Index Key	0001892274
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	445 Apple Creek Boulevard, Unit 217
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 9X7
Title of 12(b) Security	Common Shares
Trading Symbol	GV
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,607,348
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6783
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	445 Apple Creek Boulevard, Unit 217
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	L3R 9X7
City Area Code	905
Local Phone Number	305-1881
Contact Personnel Name	Mr. XiYong Hou
Contact Personnel Email Address	frankhou@visionary.holdings